Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Common Stock subject to possible redemption [Member]
Numerator:
Allocation of net income	$ (413,250)	$ 2,039,458	$ 3,685,352
Denominator:
Basic and diluted weighted average shares outstanding			4,209,836
Basic and diluted net income per common share	$ (0.04)	$ 0.19	$ 0.88
Common Stock not subject to possible redemption [Member]
Numerator:
Allocation of net income	$ (110,072)	$ 543,220	$ 2,402,009
Denominator:
Basic and diluted weighted average shares outstanding			2,743,852
Basic and diluted net income per common share	$ (0.04)	$ 0.19	$ 0.88